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                                                 Filed Pursuant to Rule 497J
                                                 Registration File No. 333-99977

                          CARTER LEDYARD & MILBURN LLP
                                  2 Wall Street
                            New York, New York 10005
                                 (212) 732-3200



                                                                 August 26, 2003


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re: Equity Opportunity Trust, Blue Chip Series 2003B
    File #333-99977
    Rule 497(j) Filing
    ------------------

Dear Sir/Madam:

         On behalf of the Registrant, the undersigned certifies that the form of Prospectus that would have been filed under Section 497(b) would not have differed from that contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on August 26, 2003.


                                                Very truly yours,

                                          /s/ Kathleen H. Moriarty, Esq.
                                        -----------------------------------
                                             Kathleen H. Moriarty, Esq.


cc: Keith O'Connell